Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss attributable to common stock - basic	$ (14,406,262)	$ (15,468,502)
Net loss attributable to common stock - diluted	$ (14,406,262)	$ (15,468,502)
Denominator:
Weighted average shares - basic	6,853,733	6,441,116
Weighted average shares - diluted	6,853,733	6,441,116
Net loss per share attributable to common stock - basic	$ (2.1)	$ (2.4)
Net loss per share attributable to common stock - diluted	$ (2.1)	$ (2.4)